Investment Portfolioas of January 31, 2026 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 35.6%
Communication Services 3.1%
Entertainment 0.8%
NetEase, Inc. (ADR)	32,500	4,186,975
Walt Disney Co.	7,000	789,600
		4,976,575
Interactive Media & Services 2.3%
Alphabet, Inc. "A"	18,217	6,157,346
Alphabet, Inc. "C"	18,129	6,137,210
Tencent Holdings Ltd. (ADR)	26,000	1,986,140
		14,280,696
Consumer Discretionary 3.4%
Automobile Components 0.5%
Aptiv PLC*	37,900	2,870,925
Automobiles 0.5%
Mahindra & Mahindra Ltd. (GDR) REG S	85,087	3,216,288
Broadline Retail 1.0%
Amazon.com, Inc.*	24,900	5,958,570
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc.	889	4,446,636
Carnival Corp.*	57,100	1,714,142
Las Vegas Sands Corp.	49,300	2,599,589
Trip.com Group Ltd. (ADR)	1,600	98,192
		8,858,559
Consumer Staples 1.8%
Consumer Staples Distribution & Retail 0.9%
Alimentation Couche-Tard, Inc.	14,000	728,352
Costco Wholesale Corp.	5,344	5,024,696
		5,753,048
Household Products 0.1%
Reckitt Benckiser Group PLC	7,430	619,550
Tobacco 0.8%
Japan Tobacco, Inc.	134,500	4,859,657
Energy 1.4%
Oil, Gas & Consumable Fuels 1.4%
Cenovus Energy, Inc.	208,200	4,108,496
Phillips 66	26,800	3,847,408
Woodside Energy Group Ltd.	21,160	373,325
		8,329,229

Financials 6.3%
Banks 0.6%
Bank Hapoalim BM	23,491	580,635
HSBC Holdings PLC	119,894	2,110,301
Itau Unibanco Holding SA (ADR) (Preferred)	133,900	1,150,201
		3,841,137
Capital Markets 1.4%
Ameriprise Financial, Inc.	3,480	1,834,621
Charles Schwab Corp.	20,400	2,119,968
Hong Kong Exchanges & Clearing Ltd.	18,000	991,617
UBS Group AG (Registered)	72,647	3,425,690
		8,371,896
Consumer Finance 0.2%
Synchrony Financial	12,992	943,609
Financial Services 0.0%
PayPal Holdings, Inc.	5,100	268,719
Insurance 4.1%
Allstate Corp.	23,600	4,696,164
Arch Capital Group Ltd.*	5,300	509,012
Chubb Ltd.	14,080	4,358,605
Fairfax Financial Holdings Ltd.	1,479	2,440,793
Progressive Corp.	1,000	208,000
QBE Insurance Group Ltd.	192,130	2,643,035
Sompo Holdings, Inc.	96,500	3,327,268
Travelers Companies, Inc.	24,060	6,845,311
		25,028,188
Health Care 3.2%
Biotechnology 0.7%
Argenx SE*	574	481,041
Regeneron Pharmaceuticals, Inc.	5,145	3,814,760
		4,295,801
Health Care Equipment & Supplies 0.1%
Intuitive Surgical, Inc.*	759	382,703
Pharmaceuticals 2.4%
Eli Lilly & Co.	5,768	5,982,281
Novartis AG (Registered)	58,324	8,640,478
		14,622,759
Industrials 4.0%
Aerospace & Defense 0.3%
GE Aerospace	6,840	2,098,444
Building Products 0.7%
Trane Technologies PLC	10,309	4,335,759
Construction & Engineering 0.3%
Ferrovial SE	26,143	1,766,583
Electrical Equipment 1.2%
ABB Ltd. (Registered)	51,002	4,397,649

Prysmian SpA	14,855	1,762,814
Siemens Energy AG*	1,218	208,891
Vestas Wind Systems A/S	26,312	800,013
		7,169,367
Machinery 1.1%
Dover Corp.	18,800	3,788,012
Parker-Hannifin Corp.	3,324	3,110,732
		6,898,744
Passenger Airlines 0.1%
Ryanair Holdings PLC	9,436	320,933
Professional Services 0.2%
Experian PLC	4,189	158,158
Leidos Holdings, Inc.	5,700	1,073,196
		1,231,354
Transportation Infrastructure 0.1%
Transurban Group (Units)	37,123	360,564
Information Technology 9.5%
Communications Equipment 0.7%
Arista Networks, Inc.*	29,028	4,114,429
Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp. "A"	74,625	10,751,970
Hon Hai Precision Industry Co., Ltd. (GDR) REG S	24,002	334,348
		11,086,318
IT Services 0.1%
Cognizant Technology Solutions Corp. "A"	5,500	451,330
Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	15,090	4,999,317
First Solar, Inc.*	10,300	2,322,856
NVIDIA Corp.	58,299	11,142,688
Renesas Electronics Corp.*	159,500	2,653,950
		21,118,811
Software 2.0%
Adobe, Inc.*	6,206	1,819,909
Autodesk, Inc.*	12,478	3,155,312
Intuit, Inc.	1,916	955,931
Microsoft Corp.	9,669	4,160,474
Palo Alto Networks, Inc.*	11,900	2,105,943
PTC, Inc.*	2,400	374,712
		12,572,281
Technology Hardware, Storage & Peripherals 1.5%
Dell Technologies, Inc. "C"	19,200	2,197,248
Samsung Electronics Co., Ltd. (GDR) REG S	2,356	6,488,424
Samsung Electronics Co., Ltd. (GDR) (Preferred) REG S	156	313,560
		8,999,232
Materials 1.4%
Metals & Mining 1.4%
Agnico Eagle Mines Ltd.	12,200	2,319,133
BHP Group Ltd.	37,897	1,307,539
Gold Fields Ltd. (ADR)	19,287	966,665

Nucor Corp.	21,100	3,749,892
Teck Resources Ltd. "B"	6,600	354,223
		8,697,452
Real Estate 0.6%
Health Care REITs 0.0%
Welltower, Inc.	1,600	301,376
Specialized REITs 0.6%
Equinix, Inc.	2,655	2,179,569
VICI Properties, Inc.	49,500	1,389,960
		3,569,529
Utilities 0.9%
Electric Utilities 0.9%
Constellation Energy Corp.	2,800	785,904
Edison International	72,800	4,533,984
		5,319,888
Total Common Stocks (Cost $190,259,634)		217,890,303

Preferred Stocks 2.6%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,246,000
Financials 1.8%
AGNC Investment Corp., Series C (REIT), 3 mo. USD Term SOFR + 5.373%, 9.033% (a)	64,439	1,648,350
Charles Schwab Corp., Series D, 5.95%	75,000	1,899,750
Fifth Third Bancorp., Series I, 3 mo. USD Term SOFR + 3.972%, 7.973% (a)	75,000	1,920,000
KeyCorp., Series E, 3 mo. USD Term SOFR + 4.154%, 6.125% (a)	75,000	1,887,750
Morgan Stanley, Series K, 5.85%	75,000	1,846,500
Wells Fargo & Co., Series Y, 5.625%	75,000	1,821,000
		11,023,350
Real Estate 0.4%
Kimco Realty Corp., Series L (REIT), 5.125%	75,000	1,513,500
Prologis, Inc., Series Q (REIT), 8.54%	236	12,498
Simon Property Group, Inc., Series J (REIT), 8.375%	17,000	915,450
		2,441,448
Total Preferred Stocks (Cost $17,760,927)		15,710,798

Rights 0.0%
Health Care
ABIOMED, Inc.,* (b) (Cost $1,122)	1,100	1,122

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)	506	4,763

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 21.5%
Communication Services 0.9%
AT&T, Inc., 3.55%, 9/15/2055	570,000	378,582
Charter Communications Operating LLC:
5.85%, 12/1/2035 (d)	756,000	752,405
6.384%, 10/23/2035	400,000	413,430
Paramount Global:
4.2%, 6/1/2029	1,050,000	1,021,800
4.6%, 1/15/2045	320,000	219,178
4.95%, 1/15/2031	850,000	813,179
T-Mobile U.S.A., Inc., 6.0%, 6/15/2054	460,000	464,755
Videotron Ltd., 144A, 5.7%, 1/15/2035	930,000	947,003
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	755,000	664,400
		5,674,732
Consumer Discretionary 0.9%
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	635,000	631,907
4.97%, 4/6/2029	483,000	485,586
6.798%, 11/7/2028	350,000	368,653
7.35%, 3/6/2030 (d)	1,000,000	1,079,692
General Motors Co.:
5.625%, 4/15/2030	1,150,000	1,197,825
6.25%, 4/15/2035	580,000	615,826
General Motors Financial Co., Inc., 5.45%, 1/8/2036 (d)	154,000	154,666
Marriott International, Inc., 5.5%, 4/15/2037	1,140,000	1,163,465
		5,697,620
Consumer Staples 0.2%
JBS NV, 6.75%, 3/15/2034	1,087,000	1,198,410
Energy 5.8%
BP Capital Markets PLC, 6.125%, Perpetual	1,575,000	1,620,160
Buckeye Partners LP, 144A, 6.75%, 2/1/2030	2,700,000	2,828,974
Cheniere Energy, Inc., 4.625%, 10/15/2028	1,765,000	1,764,984
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	550,000	568,825
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	2,000,000	1,977,154
144A, 5.8%, 12/15/2034	437,000	453,267
Ecopetrol SA, 7.75%, 2/1/2032	1,700,000	1,745,642
Enbridge, Inc., Series 20-A, 5.75%, 7/15/2080	1,000,000	1,012,191
Energy Transfer LP:
6.5%, 2/15/2056	1,370,000	1,370,066
7.125%, 10/1/2054 (d)	700,000	723,344
144A, 7.375%, 2/1/2031	500,000	518,952
8.0%, 5/15/2054	825,000	881,587
EQT Corp., 5.75%, 2/1/2034	1,235,000	1,288,849
Expand Energy Corp., 5.375%, 2/1/2029	1,080,000	1,080,649
HF Sinclair Corp.:
5.5%, 9/1/2032	780,000	797,582
5.75%, 1/15/2031	837,000	867,663
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	894,000	920,568
NuStar Logistics LP, 6.375%, 10/1/2030	3,045,000	3,190,399

Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,961,713
ONEOK, Inc., 144A, 6.5%, 9/1/2030	1,550,000	1,662,755
Petrobras Global Finance BV:
5.125%, 9/10/2030	1,100,000	1,088,120
6.25%, 1/10/2036	825,000	810,562
Phillips 66 Co.:
Series A, 5.875%, 3/15/2056	1,057,000	1,052,906
Series B, 6.2%, 3/15/2056	325,000	326,764
Plains All American Pipeline LP, 4.7%, 1/15/2031	338,000	339,870
Saudi Arabian Oil Co.:
144A, 5.0%, 2/2/2036 (e)	1,450,000	1,427,073
144A, 6.375%, 6/2/2055	800,000	819,914
Targa Resources Partners LP, 5.0%, 1/15/2028	1,000,000	1,001,297
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033	940,000	815,680
Western Midstream Operating LP, 5.45%, 11/15/2034	525,000	528,510
		35,446,020
Financials 7.4%
Acrisure LLC, 144A, 6.75%, 7/1/2032	2,142,000	2,195,983
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	1,000,000	1,046,860
Aircastle Ltd., 144A, 5.75%, 10/1/2031	593,000	618,227
Bank of Montreal, Series 6, 6.875%, 11/26/2085	500,000	514,801
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	770,000	782,653
Blackstone Private Credit Fund:
5.25%, 4/1/2030	700,000	691,188
6.0%, 11/22/2034 (d)	850,000	844,135
Block, Inc., 144A, 6.0%, 8/15/2033	141,000	144,029
BNP Paribas SA, 144A, 8.5%, Perpetual	1,020,000	1,092,210
Capital One Financial Corp., Series M, 3.95%, Perpetual (d)	1,520,000	1,508,760
Charles Schwab Corp.:
Series H, 4.0%, Perpetual	1,050,000	985,047
Series F, 5.0%, Perpetual	2,400,000	2,387,094
Citigroup, Inc.:
6.02%, 1/24/2036	950,000	990,379
Series FF, 6.95%, Perpetual	800,000	824,102
Credit Agricole SA, 144A, 7.125%, Perpetual	800,000	836,484
First Citizens BancShares, Inc., 5.6%, 9/5/2035	1,250,000	1,251,245
Global Payments, Inc., 5.55%, 11/15/2035	1,110,000	1,100,695
Goldman Sachs BDC, Inc., 5.65%, 9/9/2030	880,000	877,569
HSBC Holdings PLC:
5.741%, 9/10/2036	609,000	625,537
6.95%, Perpetual (d)	1,400,000	1,456,931
JPMorgan Chase & Co.:
Series OO, 6.5%, Perpetual	1,491,000	1,551,417
Series NN, 6.875%, Perpetual (d)	2,000,000	2,109,916
Liberty Mutual Group, Inc., 144A, 4.125%, 12/15/2051	1,400,000	1,385,538
M&T Bank Corp., 5.385%, 1/16/2036	1,145,000	1,161,045
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	184,350
Morgan Stanley, 5.664%, 4/17/2036	800,000	835,750
Navient Corp., 5.5%, 3/15/2029 (d)	1,715,000	1,677,442
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	630,617
Nordea Bank Abp, 144A, 6.3%, Perpetual (d)	1,700,000	1,738,061
Royal Bank of Canada, 6.35%, 11/24/2084	2,700,000	2,655,236
Societe Generale SA, 144A, 6.221%, 6/15/2033 (d)	1,275,000	1,336,944
State Street Corp., Series K, 6.45%, Perpetual	1,491,000	1,541,178
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	1,450,000	1,477,290
Synchrony Financial, 5.45%, 3/6/2031	1,030,000	1,049,939
The Goldman Sachs Group, Inc., Series Y, 6.125%, Perpetual (d)	1,385,000	1,411,138

Truist Financial Corp., Series N, 6.669%, Perpetual	2,000,000	2,003,232
UBS Group AG, 144A, 4.375%, Perpetual (d)	743,000	678,588
Wells Fargo & Co., 6.85%, Perpetual	1,250,000	1,307,306
		45,508,916
Health Care 0.4%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	830,000	800,592
CVS Health Corp.:
5.45%, 9/15/2035	498,000	506,702
6.2%, 9/15/2055	880,000	888,757
		2,196,051
Industrials 1.1%
Boeing Co., 6.858%, 5/1/2054	1,200,000	1,353,109
Delta Air Lines, Inc., 3.75%, 10/28/2029	865,000	846,470
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050 (d)	239,000	153,808
Stanley Black & Decker, Inc., 5 yr. CMT + 2.657%, 6.707% (a), 3/15/2060	2,500,000	2,475,249
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037	1,274,879	1,332,815
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	635,412
		6,796,863
Information Technology 0.6%
AppLovin Corp., 5.95%, 12/1/2054	397,000	392,639
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	668,000	702,925
HP, Inc., 6.1%, 4/25/2035 (d)	810,000	852,578
Oracle Corp.:
5.375%, 9/27/2054	1,310,000	1,052,527
5.5%, 9/27/2064	400,000	317,031
5.95%, 9/26/2055	501,000	441,769
		3,759,469
Materials 1.2%
Celanese U.S. Holdings LLC, 6.85%, 11/15/2028	169,000	177,413
Chemours Co., 5.375%, 5/15/2027	2,855,000	2,873,851
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	620,000	648,760
Dow Chemical Co., 5.65%, 3/15/2036 (d)	870,000	869,294
First Quantum Minerals Ltd., 144A, 7.25%, 2/15/2034	1,715,000	1,801,776
Olin Corp., 5.0%, 2/1/2030 (d)	1,050,000	1,023,810
		7,394,904
Real Estate 0.5%
CBRE Services, Inc., 5.5%, 6/15/2035	453,000	466,865
Iron Mountain, Inc., 144A, (REIT), 6.25%, 1/15/2033 (d)	2,800,000	2,829,375
		3,296,240
Utilities 2.5%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	2,571,000	2,587,683
CMS Energy Corp., 3.75%, 12/1/2050	1,900,000	1,752,525
Dominion Energy, Inc., 6.625%, 5/15/2055	900,000	925,322
Exelon Corp., 6.5%, 3/15/2055	533,000	553,308
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055	1,650,000	1,704,132
6.75%, 6/15/2054	537,000	570,577
NRG Energy, Inc.:
144A, 2.45%, 12/2/2027	1,370,000	1,324,399
144A, 5.407%, 10/15/2035	527,000	524,562

Pacific Gas and Electric Co., 5.9%, 10/1/2054	286,000	274,989
PG&E Corp., 7.375%, 3/15/2055	525,000	541,826
Sempra, 4.125%, 4/1/2052	1,800,000	1,783,309
Southern Co., Series 21-A, 3.75%, 9/15/2051	1,241,000	1,231,450
Southwestern Public Service Co., 6.0%, 6/1/2054	1,210,000	1,234,435
		15,008,517
Total Corporate Bonds (Cost $129,949,112)		131,977,742

Asset-Backed 7.5%
Automobile Receivables 1.3%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032	139,050	140,362
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032	139,050	140,293
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2022-5A, 144A, 6.24%, 4/20/2027	750,000	751,774
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 4.997% (a), 12/26/2031	92,613	92,995
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029	306,540	309,628
Exeter Automobile Receivables Trust, “C”, Series 2025-3A, 5.09%, 10/15/2031	272,000	276,726
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	1,500,000	1,529,074
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027	1,433,333	1,439,406
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032	264,896	267,755
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	206,337	209,721
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030	400,000	407,239
Securitized Term Auto Receivables Trust:
“C”, Series 2026-A, 144A, 4.431%, 3/25/2033	800,000	800,753
“C”, Series 2025-A, 144A, 5.185%, 7/25/2031	268,059	270,944
United Auto Credit Securitization Trust:
“B”, Series 2026-1, 144A, 4.63%, 5/10/2029 (e)	1,000,000	1,000,365
“C”, Series 2026-1, 144A, 5.06%, 6/10/2031 (e)	600,000	600,334
		8,237,369
Credit Card Receivables 0.5%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	400,000	400,688
Continental Finance Credit Card ABS Master Trust, “A”, Series 2024-A, 144A, 5.78%, 12/15/2032	400,000	404,759
Evergreen Credit Card Trust, “C”, Series 2025-CRT5, 144A, 5.53%, 5/15/2029	250,000	252,594
Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	800,000	802,733
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030	1,000,000	1,005,465
		2,866,239
Home Equity Loans 0.3%
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	818,970	822,606
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	419,046	423,421
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	704,846	713,362
		1,959,389
Miscellaneous 5.4%
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 5.568% (a), 7/24/2037	2,200,000	2,205,271
Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.249% (a), 1/22/2038	1,000,000	1,002,262

Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 3 mo. USD Term SOFR + 1.212%, 4.879% (a), 10/20/2030	344,521	345,483
ARES LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	900,000	824,611
ARES LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.272% (a), 7/15/2038	750,000	753,184
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 3 mo. USD Term SOFR + 1.712%, 5.384% (a), 4/15/2034	2,000,000	2,009,698
Balboa Bay Loan Funding Ltd., “A1”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.178% (a), 7/20/2037	500,000	501,330
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	600,000	603,396
Compass Datacenters Issuer III LLC, “A2”, Series 2025-3A, 144A, 5.286%, 7/25/2050	504,000	505,792
HINNT LLC:
“B”, Series 2025-B, 144A, 4.75%, 5/15/2045	789,906	790,815
“B”, Series 2024-A, 144A, 5.84%, 3/15/2043	179,573	183,084
HPEFS Equipment Trust, “C”, Series 2025-2A, 144A, 4.41%, 11/22/2032	500,000	500,222
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	595,500	607,699
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	1,148,492	891,673
MVW LLC:
“B”, Series 2025-2A, 144A, 4.72%, 10/20/2044	728,127	727,682
“B”, Series 2025-1A, 144A, 5.21%, 9/22/2042	401,566	407,062
Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 5.378% (a), 7/20/2037	1,900,000	1,903,625
Palmer Square CLO Ltd., “BR3”, Series 2020-3A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.802% (a), 11/15/2036	1,000,000	1,000,779
Pikes Peak CLO Ltd., “BR”, Series 2023-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.418% (a), 7/20/2038	1,000,000	1,002,139
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.268% (a), 4/20/2037	3,500,000	3,507,962
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.418% (a), 7/20/2038	650,000	653,448
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.372% (a), 1/15/2040	1,000,000	1,004,225
Sculptor CLO XXVI Ltd., “CR”, Series 26A, 144A, 3 mo. USD Term SOFR + 2.2%, 5.868% (a), 1/20/2038	1,250,000	1,256,027
SERVPRO Master Issuer LLC, “A2”, Series 2025-1A, 144A, 5.525%, 10/25/2055	1,246,875	1,248,198
Sixth Street CLO 29 Ltd., “B”, Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.318% (a), 7/17/2038	500,000	502,065
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.07% (a), 1/20/2038	1,600,000	1,601,125
Sound Point CLO XXXII Ltd., “B1”, Series 2021-4A, 144A, 3 mo. USD Term SOFR + 2.012%, 5.68% (a), 10/25/2034	500,000	500,647
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	400,000	399,511
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	800,000	809,476
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	625,000	623,593
Texas Debt Capital CLO Ltd., “A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.218% (a), 7/20/2038	1,500,000	1,506,967
TICP CLO XI Ltd., “AR”, Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.198% (a), 4/25/2037	800,000	801,610
Wendy's Funding LLC, “A2I”, Series 2025-1A, 144A, 5.422%, 12/15/2055	1,250,000	1,251,351
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	400,000	410,986
		32,842,998
Total Asset-Backed (Cost $45,931,448)		45,905,995

Mortgage-Backed Securities Pass-Throughs 4.1%
Federal Home Loan Mortgage Corp., 6.0%, 1/1/2055	3,672,088	3,792,361

Federal National Mortgage Association:
5.0%, 2/1/2056, TBA	2,100,000	2,098,963
6.0%, 2/1/2055	1,379,430	1,423,179
6.0%, 2/1/2056, TBA	10,500,000	10,750,530
Government National Mortgage Association:
5.5%, 2/1/2056, TBA	7,000,000	7,075,460
6.5%, 8/20/2034	9,036	9,639
Total Mortgage-Backed Securities Pass-Throughs (Cost $25,072,036)		25,150,132

Commercial Mortgage-Backed Securities 2.2%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1% (a), 5/15/2035	800,000	750,000
BAHA Trust, “A”, Series 2024-MAR, 144A, 6.171% (a), 12/10/2041	524,000	543,685
BPR Trust:
“B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 4.945% (a), 9/15/2038	600,000	599,619
“A”, Series 2024-PMDW, 144A, 5.358%, 11/5/2041	536,000	548,111
BX Trust:
“D”, Series 2019-OC11, 144A, 3.944% (a), 12/9/2041	700,000	669,380
“B”, Series 2025-ARIA, 144A, 5.177%, 12/13/2042	500,000	506,104
BXP Trust, “B”, Series 2021-601L, 144A, 2.775% (a), 1/15/2044	750,000	654,095
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	500,000	496,927
Fontainebleau Miami Beach Mortgage Trust, “B”, Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 5.53% (a), 12/15/2039	563,000	564,759
Hudson Yards Mortgage Trust, “C”, Series 2025-SPRL, 144A, 5.952% (a), 1/13/2040	225,000	233,223
IRV Trust, “C”, Series 2025-200P, 144A, 5.73% (a), 3/14/2047	667,000	674,977
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	846,510
“A”, Series 2016-NINE, 144A, 2.854% (a), 9/6/2038	750,000	743,108
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	474,628
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.937% (a), 6/15/2035	1,550,537	1,310,229
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 5.621% (a), 6/15/2039	970,000	973,030
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.75% (a), 8/15/2038	396,688	395,948
ROCK Trust, “A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	635,000	653,229
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.123% (a), 2/15/2042	800,000	794,250
U.S. Bank C&I Credit-Linked Notes, “C”, Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 5.597% (a), 9/25/2032	648,313	648,959
WHARF Commercial Mortgage Trust, “B”, Series 2025-DC, 144A, 5.729% (a), 7/15/2040	200,000	204,895
Total Commercial Mortgage-Backed Securities (Cost $12,778,328)		13,285,666

Collateralized Mortgage Obligations 3.3%
Federal Home Loan Mortgage Corp.:
“DI”, Series 5011, Interest Only, 2.0%, 7/25/2050	2,717,334	374,399
“MI”, Series 5034, Interest Only, 2.0%, 11/25/2050	1,859,640	249,924
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,265,974	1,135,046
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 5.547% (a), 12/25/2054	1,162,132	1,180,244
“FG”, Series 2023-53, 30 day USD SOFR Average + 1.9%, 5.597% (a), 11/25/2053	9,494,803	9,682,912
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	77,860	10,768
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.262% (a), 3/25/2049	646,972	660,319

Government National Mortgage Association:
Series 2021-19, Interest Only, 2.0%, 1/20/2051		3,223,989	387,015
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051		3,620,166	483,818
“AZ”, Series 2023-120, 5.5%, 8/20/2053		1,141,808	1,155,408
“SG”, Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 5.618% (a), 4/20/2055		2,101,664	2,078,101
JPMorgan Mortgage Trust:
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 4.947% (a), 12/25/2054		422,156	423,815
“A1”, Series 2025-DSC1, 144A, 5.577%, 9/25/2065		744,413	753,505
Sequoia Mortgage Trust, “A3”, Series 2024-INV1, 144A, 5.5%, 10/25/2054		1,011,222	1,019,348
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.847% (a), 7/25/2059		831,075	876,839
Total Collateralized Mortgage Obligations (Cost $19,866,076)			20,471,461

Government & Agency Obligations 15.9%
Sovereign Bonds 3.8%
African Development Bank, 5.875%, Perpetual		1,550,000	1,546,601
Brazilian Government International Bond, 6.0%, 10/20/2033		950,000	960,070
Colombia Government International Bond:
5.0%, 9/19/2032	EUR	3,850,000	4,412,368
6.125%, 1/21/2031		1,095,000	1,090,401
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		994,000	1,009,725
Hungary Government Bond, 1.5%, 8/26/2026	HUF	1,070,000,000	3,245,354
Mexico Cetes, Zero Coupon, 3/5/2026	MXN	117,000,000	6,652,364
Mexico Government International Bond, 5.625%, 2/9/2034		4,604,000	4,587,149
			23,504,032
U.S. Treasury Obligations 12.1%
U.S. Treasury Bills, 3.613% (f), 8/6/2026 (g)		20,000,000	19,638,582
U.S. Treasury Bonds, 4.625%, 2/15/2055		2,665,300	2,553,274
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182%, 3.795% (a), 7/31/2026		6,100,000	6,103,425
U.S. Treasury Notes:
3.875%, 7/31/2027		34,706,400	34,875,865
3.875%, 8/31/2032		1,500,000	1,489,570
4.0%, 3/31/2030		2,805,900	2,833,849
4.25%, 6/30/2029		1,203,200	1,225,807
4.25%, 8/15/2035		5,302,000	5,306,971
			74,027,343
Total Government & Agency Obligations (Cost $96,928,768)			97,531,375

Loan Participations and Assignments 0.2%
Senior Loan (a) 0.2%
TransDigm, Inc., Term Loan J, 1 mo. USD Term SOFR + 2.5%, 6.172%, 2/28/2031 (Cost $1,028,157)		1,028,382	1,029,066

	Shares	Value ($)

Exchange-Traded Funds 2.8%
VanEck JPMorgan EM Local Currency Bond ETF (d) (Cost $16,851,745)	652,175	17,152,203

Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (h) (i) (Cost $29,255,280)	29,255,280	29,255,280

Cash Equivalents 6.3%
DWS Central Cash Management Government Fund, 3.67% (h) (Cost $38,473,016)	38,473,016	38,473,016

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $624,245,858)	106.8	653,838,922
Other Assets and Liabilities, Net	(6.8)	(41,665,896)
Net Assets	100.0	612,173,026
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (h) (i)
16,903,009	12,352,271 (j)	—	—	—	34,406	—	29,255,280	29,255,280
Cash Equivalents 6.3%
DWS Central Cash Management Government Fund, 3.67% (h)
44,605,707	44,057,848	50,190,539	—	—	385,969	—	38,473,016	38,473,016
61,508,716	56,410,119	50,190,539	—	—	420,375	—	67,728,296	67,728,296

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2026 amounted to $28,240,807, which is 4.6% of net assets.

(e)	When-issued security.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At January 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation

CMT: Constant Maturity Treasury
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages orassets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At January 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
DAX Index	EUR	3/20/2026	20	14,425,862	14,589,282	163,420
E-Mini S&P 500 Index	USD	3/20/2026	37	12,858,143	12,886,638	28,495
Eurex 10 Year Euro Bund	EUR	3/6/2026	96	14,562,628	14,584,920	22,292
FTSE 100 Index	GBP	3/20/2026	82	10,949,103	11,433,101	483,998
MSCI Emerging Markets Index	USD	3/20/2026	358	24,935,881	27,222,320	2,286,439
MSCI World Index	USD	3/20/2026	500	71,921,420	72,955,000	1,033,580
Nikkei 225 Index	JPY	3/12/2026	142	24,145,824	24,528,399	382,575
Russell E-Mini 2000 Index	USD	3/20/2026	142	18,317,972	18,634,660	316,688
Ultra 10 Year U.S. Treasury Note	USD	3/20/2026	55	6,345,196	6,278,594	(66,602)
Ultra Long U.S. Treasury Bond	USD	3/20/2026	67	8,071,944	7,868,313	(203,631)
Total net unrealized appreciation						4,447,254

At January 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	12,492,380	SEK	117,500,000	2/11/2026	703,983	BNP Paribas
USD	7,954,685	GBP	5,929,620	3/17/2026	158,686	Australia and New Zealand Banking Group Ltd.
JPY	1,223,277,761	USD	7,962,513	3/17/2026	29,672	Australia and New Zealand Banking Group Ltd.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	11,946,032	EUR	10,100,000	3/17/2026	49,708	State Street Bank and Trust
JPY	1,841,000,000	USD	11,982,877	3/17/2026	44,165	Goldman Sachs & Co.
USD	11,822,021	JPY	1,841,000,000	3/17/2026	116,691	State Street Bank and Trust
Total unrealized appreciation					1,102,905

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
SEK	117,500,000	USD	12,693,053	2/11/2026	(503,310)	BNP Paribas
EUR	10,100,000	USD	11,842,183	3/17/2026	(153,556)	Australia and New Zealand Banking Group Ltd.
Total unrealized depreciation					(656,866)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$19,257,271	$—	$—	$19,257,271
Consumer Discretionary	20,904,342	—	—	20,904,342
Consumer Staples	5,753,048	5,479,207	—	11,232,255
Energy	7,955,904	373,325	—	8,329,229
Financials	25,375,003	13,078,546	—	38,453,549
Health Care	10,179,744	9,121,519	—	19,301,263
Industrials	14,406,143	9,775,605	—	24,181,748
Information Technology	55,688,451	2,653,950	—	58,342,401
Materials	7,389,913	1,307,539	—	8,697,452
Real Estate	3,870,905	—	—	3,870,905
Utilities	5,319,888	—	—	5,319,888
Preferred Stocks (a)	15,710,798	—	—	15,710,798
Rights	—	—	1,122	1,122
Warrants	—	—	4,763	4,763
Corporate Bonds (a)	—	131,977,742	—	131,977,742
Asset-Backed (a)	—	45,905,995	—	45,905,995
Mortgage-Backed Securities Pass-Throughs	—	25,150,132	—	25,150,132
Commercial Mortgage-Backed Securities	—	13,285,666	—	13,285,666
Collateralized Mortgage Obligations	—	20,471,461	—	20,471,461
Government & Agency Obligations (a)	—	97,531,375	—	97,531,375
Loan Participations and Assignments	—	1,029,066	—	1,029,066
Exchange-Traded Funds	17,152,203	—	—	17,152,203
Short-Term Investments	67,728,296	—	—	67,728,296
Derivatives (b)
Futures Contracts	4,717,487	—	—	4,717,487
Forward Foreign Currency Contracts	—	1,102,905	—	1,102,905
Total	$281,409,396	$378,244,033	$5,885	$659,659,314

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(270,233)	$—	$—	$(270,233)
Forward Foreign Currency Contracts	—	(656,866)	—	(656,866)
Total	$(270,233)	$(656,866)	$—	$(927,099)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DGIBF-PH1